ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 26, 2014		Dec. 27, 2013
Successor
Accrued Liabilities and Other Liabilities [Line Items]
Accrued compensation and benefits	$ 23,142		$ 21,435
Litigation-related accrual	39,900	[1]	20,500	[1]
Purchase card payable	7,262		6,029
Accrued sales tax	6,096		4,691
Accrued insurance liabilities	5,866		5,783
Other	14,006	[2]	11,501	[2]
Accrued expenses and other current liabilities	$ 96,272		$ 69,939

[1]	Represents amounts recorded in conjunction with the Craftwood Matter, as defined in Note 15. Commitments and Contingencies.
[2]	Amounts within the "Other" category of accrued expenses and other current liabilities were not considered individually significant as of December 26, 2014 and December 27, 2013.